1. NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS

Latitude Global, Inc. (“the Company”) was formed in Florida on June 21, 2010 to act as a holding Company for the ownership interest in the following Limited Liability Companies collectively referred to as the venues:

Latitude 30 Group LLC (“Lat 30”) - formed in Florida on January 2, 2009

Latitude 39 Group LLC (“Lat 39”) - formed in Florida on December 14, 2010

Latitude 40 Group LLC (“Lat 40”) - formed in Florida on February 2, 2011

Latitude 42 Group LLC (“Lat 42”) - formed in Florida on December 30, 2011

The Company opened its first venue in 2011 located in Jacksonville, Florida (Lat 30). In 2012, the Company opened two venues located in Indianapolis, Indiana (Lat 39), and Pittsburgh, Pennsylvania (Lat 40). Each venue consists of a full-service restaurant and bar, dine-in bowling lanes, dine-in luxury screening room, and a dine-in live performance theatre. The Company commenced constructing Lat 42’s venue located in Chicago, Illinois, in 2012. The Company decided to abandon the Chicago location in 2013. The Company is accounting for Lat 42’s activity as a discontinued operation pursuant to Accounting Standards Codification (“ASC”) Topic 250-20, “Discontinued Operations”.